Warrants (Tables)	6 Months Ended
Jun. 30, 2023
Warrants
Schedule of components of warrants

in € thousand	June 30, 2023	December 31, 2022
Reorganization Warrants	4,807	1,811
RDO & 2022 PIPE Warrants	49,033	24,456
May 2023 Warrants	238,204	—
Total	292,044	26,267

Schedule of movements of warrants liabilities

in € thousand	2023	2022
At January 1	26,267	21,405
Issuances	(82,829)	—
Settlement of Initial Funding Amount on May 2023 warrants	91,811	—
Foreign currency translation	(1,542)	1,019
Fair value changes to profit or loss	258,337	(17,206)
At June 30	292,044	5,218

Schedule of sensitivity analysis for the May 2023 Warrants at initial recognition

The table below shows the sensitivity analysis for the May 2023 Warrants at initial recognition:

	Relative shift in share	Fair value of	Effect on initial fair
in € thousand	price	warrant	value
Base	—	(82,829)	—
Up	10%	(76,419)	6,410
Down	(10)%	(89,237)	(6,408)

	Absolute shift in base	Fair value of	Effect on initial fair
in € thousand	volatility	warrant	value
Base	—	(82,829)	—
Up	10%	(82,694)	135
Down	(10)%	(83,030)	(201)